Income taxes (Tables)	12 Months Ended
Aug. 31, 2021
Income taxes
Disclosure of income tax expense

	2021	2020	2019
	$	$	$
Income taxes at the applicable tax rate of 26.5% [2020 - 15%; 2019 - 15%]	(3,977,204)	(338,133)	44,618
Change in tax status following the initial public offering	(127,979)	—	—
Adjustment in respect of current and deferred income tax of previous year	(207,601)	—	—
Permanent differences	2,100,615	198,475	(6,032)
Temporary difference	—	160,967	25,801
Change in recognition of deferred income tax assets	2,317,759	—	—
Total income tax expense	105,590	21,309	64,387

Disclosure of temporary differences

	Balance as at	Recognized			Balance as at
	August 31,	in net	Recognized	Business	August 31,
	2020	income (loss)	in equity	combination	2021
	$	$	$	$	$
Temporary differences
Property and equipment	(146,153)	5,678	(5,472)	(116,831)	(262,778)
Intangibles	—	3,142	111	(46,140)	(42,887)
Net operating losses	74,760	1,980,029	—	—	2,054,789
Financing fees	(51,784)	110,630	882,102	—	940,948
Research and development	96,961	77,923	—	—	174,884
Difference in timing of recognition	—	93,141	2,089	53,620	148,850
Right-of-use asset	—	(316,684)	(16,017)	(457,267)	(789,968)
Lease liability	—	332,489	16,068	465,134	813,691
Net capital losses	—	57,224	—	—	57,224
Valuation allowance	—	(2,317,759)	(882,102)	—	(3,199,861)
Deferred tax liability	(26,216)	25,813	(3,221)	(101,484)	(105,108)